Stockholders' Deficit - Share-based Compensation, Shares Authorized under Stock Option Plans (FY) (Details)	4 Months Ended
Dec. 31, 2018 $ / shares shares
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans [Abstract]
Range of exercise prices	$ 6.76
Number of options outstanding (in Shares) (in Shares) | shares	38,462
Weighted average remaining contractual life	4 years 357 days
Weighted average exercise price of outstanding options	$ 6.76
number of options exercisable (in Shares) | shares	0
Weighted average exercise price of exercisable options	$ 0